Other revenues and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Financial Income and Expenses
Financial income:

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$71	$50	$26
Convertible debt amendments (Note 14.1)	—	—	1,399
Foreign exchange gain	1,774	2,116	1,407
Total financial income	$1,845	$2,166	$2,832
Financial expenses:

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Interest on loans	$4,971	$7,864	$9,747
Interest on lease contracts (see Note 15)	—	622	780
Interest on financing component of long term development services agreement (see Notes 18 and 19)	—	619	3,221
Interest on supplier payable with extended payment terms	—	—	125
Other bank fees and financial charges	476	538	627
Other financial expenses	400	—	—
Convertible debt amendments	265	—	—
Change in fair value of convertible debt derivative (Note 14.1)	—	—	13,129
Foreign exchange loss	1,408	2,045	4,057
Total financial expenses	$7,520	$11,688	$31,686

Schedule of Cost of Revenue and Operating Expenses	The tables below present the cost of revenue and operating expenses by nature of expense:

		Year ended December 31,
	Note	2018	2019	2020
		(in thousands)
Included in cost of revenue:
Cost of components		$19,058	$14,039	$23,376
Depreciation and impairment	7	1,088	959	573
Amortization of intangible assets	8	158	159	159
Wages and benefits		2,368	1,780	1,993
Share-based payment expense	13	8	10	42
Assembly services, royalties and other		1,682	1,538	1,323
		$24,362	$18,485	$27,466

		Year ended December 31,
	Note	2018	2019	2020
		(in thousands)
Included in operating expenses (between gross profit and operating result):
Depreciation and impairment	7	$1,972	$3,167	$3,179
Amortization of intangible assets	8	2,945	4,120	5,859
Wages and benefits		27,616	25,052	31,899
Share-based payment expense	13	1,804	1,787	2,943
Foreign exchange gains and losses related to hedges of euro		(27)	71	106
Other, net		13,095	6,140	4,150
		$47,405	$40,337	$48,136

		Year ended December 31,
	Note	2018	2019	2020
		(in thousands)
Wages and salaries		$22,501	$19,953	$25,485
Social security costs and other payroll taxes		7,286	6,748	8,222
Other benefits		125	161	146
Pension costs		72	25	39
Share-based payment expenses	13	1,812	1,797	2,985
Total employee benefits expense		$31,796	$28,684	$36,877

Schedule of Research and Development Expense
The reduction of research and development expense from government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Research and development costs	$34,969	$31,113	$40,748
Research tax credit	(3,027)	(3,123)	(4,871)
Government and other grants	(1,104)	(247)	(456)
Development costs capitalized (*)	(3,376)	(5,020)	(6,061)
Amortization of capitalized development costs	447	1,076	1,495
Total research and development expense	$27,909	$23,799	$30,855